Labor and Social Obligations - Summary (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Labor and social obligations
Bonuses	R$ 38,206	R$ 30,789
Payroll and social charges	16,836	96,343
Payroll accruals	25,638	24,225
Other labor	9,815	6,905
Labor and social obligations	90,495	158,262
Current	89,044	157,601
Non-current	1,451	661
Bonuses related to variable remuneration of employees and management	R$ 31,402	R$ 24,184	R$ 18,989